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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Mid-Cap Value Fund
          Schedule of Investments  01/31/05 (unaudited)

 Shares                                                                    Value
          COMMON STOCKS - 96.2%
          Energy - 5.8 %
          Integrated Oil & Gas - 0.9 %
 350,000  Occidental Petroleum Corp.                                   $ 20,433,000
          Oil & Gas Drilling - 2.8 %
 475,000  ENSCO International, Inc.                                    $ 16,259,250
 300,000  Nabors Industries, Inc. *                                      15,120,000
  53,300  Pride International, Inc *                                      1,246,687
 316,900  Transocean Offshore, Inc. *                                    13,943,600
 275,000  Weatherford International, Inc. *                              14,924,250
                                                                       $ 61,493,787
          Oil & Gas Exploration & Production - 2.1 %
  25,500  Apache Corp.                                                 $  1,387,710
  20,900  Anadarko Petroleum Corp.                                        1,383,789
 500,000  Devon Energy Corp.                                             20,335,000
 550,000  Pioneer Natural Resources Co.                                  21,114,500
  34,500  XTO Energy, Inc.                                                1,238,895
                                                                       $ 45,459,894
          Total Energy                                                 $127,386,681
          Materials - 8.4 %
          Commodity Chemicals - 1.3 %
 475,000  Air Products & Chemicals, Inc.                               $ 27,982,250
          Diversified Chemicals - 1.7 %
  19,150  Olin Corp.                                                   $    426,471
 525,000  PPG Industries, Inc.                                           36,109,500
                                                                       $ 36,535,971
          Diversified Metals & Mining - 1.8 %
 421,600  Freeport-McMoRan Copper & Gold, Inc. (Class B)               $ 15,519,096
 237,200  Phelps Dodge Corp.                                             22,842,360
                                                                       $ 38,361,456
          Metal & Glass Containers - 1.6 %
 800,000  Ball Corp.                                                   $ 34,176,000
          Paper Products - 2.1 %
 725,000  Flowserve Corp. *                                            $ 18,088,750
 950,000  Meadwestvaco Corp.                                             27,445,500
                                                                       $ 45,534,250
          Specialty Chemicals - 0.0 %
  29,500  Ecolab, Inc.                                                 $    992,675
          Total Materials                                              $183,582,602
          Capital Goods - 3.8%
          Aerospace & Defense - 0.9 %
  21,200  Northrop Grumman Corp.                                       $  1,099,856
 400,000  United Defense Industries, Inc. *                              19,172,000
                                                                       $ 20,271,856
          Construction & Farm Machinery & Heavy Trucks - 0.0 %
  20,000  Terex Corp. *                                                $    861,000
          Industrial Conglomerates - 2.9 %
 750,000  American Standard Co., Inc. *                                $ 30,030,000
 384,300  ITT Industries, Inc.                                           32,776,947
                                                                       $ 62,806,947
          Total Capital Goods                                          $105,899,803
          Commercial Services & Supplies - 4.4 %
          Commercial Printing - 1.4 %
 925,000  R.R. Donnelly & Sons Co.                                     $ 30,941,250
          Diversified Commercial Services - 1.4 %
  47,300  FTI Consulting, Inc. *                                       $    917,620
 600,000  H & R Block, Inc.                                              28,986,000
                                                                       $ 29,903,620
          Environmental Services - 1.6 %
1,041,700 Republic Services, Inc.                                      $ 34,344,849
          Total Commercial Services & Supplies                         $ 95,189,719
          Transportation - 1.6 %
          Air Freight & Couriers - 0.1 %
  15,700  Expeditors International of Washington, Inc.                 $    881,398
          Airlines - 0.5 %
 800,000  Southwest Airlines Co.                                       $ 11,584,000
          Railroads - 1.0 %
 367,100  Canadian National Railway Co.                                $ 21,824,095
          Total Transportation                                         $ 34,289,493
          Automobiles & Components - 0.1 %
          Automobile Manufacturers - 0.1 %
  34,300  Monaco Coach Corp.                                           $    634,893
  15,750  PACCAR, Inc.                                                    1,112,895
                                                                       $  1,747,788
          Total Automobiles & Components                               $  1,747,788
          Consumer Durables & Apparel - 4.5 %
          Apparel, Accessories & Luxury Goods - 0.3 %
 261,598  The Limited Brands, Inc.                                     $  6,199,873
          Housewares & Specialties - 0.8 %
  56,700  Leggett & Platt, Inc.                                        $  1,615,950
 474,100  Yankee Candle Co. *                                            15,531,516
                                                                       $ 17,147,466
          Leisure Products - 2.1 %
2,400,000 Mattel, Inc.                                                 $ 46,680,000
          Photographic Products - 1.3 %
 850,000  Eastman Kodak Co.                                            $ 28,126,500
          Total Consumer Durables & Apparel                            $ 98,153,839
          Hotels Restaurants & Leisure - 1.6 %
          Hotels, Resorts & Cruise Lines - 0.1 %
  49,300  Ambassadors Group, Inc.                                      $  1,676,200
          Restaurants - 1.5 %
 875,000  Ruby Tuesday, Inc.                                           $ 22,260,000
 250,000  Tricon Global Restaurants, Inc.                                11,587,500
                                                                       $ 33,847,500
          Total Hotels Restaurants & Leisure                           $ 35,523,700
          Media - 3.7 %
          Advertising - 1.7 %
2,805,600 The Interpublic Group Co., Inc. *                            $ 36,613,080
          Broadcasting & Cable Television - 1.2 %
 825,000  Entercom Communications Corp. *                              $ 25,863,750
          Movies & Entertainment - 0.8 %
 850,000  Regal Entertainment Group (b)                                $ 16,915,000
  30,000  Viacom, Inc. (Class B)                                          1,120,200
                                                                       $ 18,035,200
          Total Media                                                  $ 80,512,030
          Retailing - 8.5 %
          Apparel Retail - 1.1 %
 600,000  Liz Claiborne, Inc.                                          $ 25,164,000
          Department Stores - 0.8 %
 400,000  J.C. Penney Co., Inc.                                        $ 17,088,000
          General Merchandise Stores - 0.8 %
 700,000  American Greetings Corp. (b)                                 $ 16,898,000
          Internet Retail - 0.0 %
1,450,000 InterActive Corp. *                                          $     35,134
          Specialty Stores - 5.8 %
2,700,000 Blockbuster, Inc. (b)                                        $ 24,732,000
2,100,000 Foot Locker, Inc.                                              56,532,000
 550,000  Tiffany & Co.                                                  17,286,500
1,275,000 Toys "R" Us, Inc. *                                            27,348,750
                                                                       $125,899,250
          Total Retailing                                              $185,084,384
          Food & Drug Retailing - 6.4 %
          Drug Retail - 1.3 %
 625,000  CVS Corp.                                                    $ 28,968,750
          Food Distributors - 0.1 %
  17,500  Amerisourcebergen Corp.                                      $  1,019,900
  38,900  Performance Food Group Co. *                                    1,058,469
                                                                       $  2,078,369
          Food Retail - 3.4 %
 725,000  ConAgra, Inc.                                                $ 21,387,500
 307,500  Dean Foods Co. *                                               10,833,225
 111,200  Kroger Co. *                                                    1,901,520
2,100,000 Safeway, Inc.                                                  39,585,000
                                                                       $ 73,707,245
          Hypermarkets & Supercenters - 1.6 %
1,175,000 BJ'S Wholesale Club, Inc. *  (b)                             $ 33,616,750
  15,800  Costco Wholesale Corp.                                            746,866
                                                                       $ 34,363,616
          Total Food & Drug Retailing                                  $139,117,980
          Food, Beverage & Tobacco - 0.1 %
          Soft Drinks - 0.1 %
  24,500  PepsiCo, Inc.                                                $  1,315,650
          Total Food, Beverage & Tobacco                               $  1,315,650
          Health Care Equipment & Services - 6.7 %
          Health Care Distributors - 2.0 %
 800,000  McKesson Corp.                                               $ 27,592,000
 402,400  Par Pharmaceutical Co., Inc. *                                 15,250,960
  37,800  Wyeth                                                           1,498,014
                                                                       $ 44,340,974
          Health Care Facilities - 2.9 %
2,600,000 Tenet Healthcare Corp. *                                     $ 25,818,000
 925,000  Triad Hospitals, Inc. *                                        37,638,250
                                                                       $ 63,456,250
          Health Care Services - 0.7 %
  30,600  Accredo Health, Inc. *                                       $    911,268
 300,000  Laboratory Corp. of America Holdings *                         14,355,000
  41,400  IMS Health, Inc.                                                  967,932
                                                                       $ 16,234,200
          Health Care Supplies - 0.1 %
  19,900  Cooper Co., Inc.                                             $  1,526,330
          Managed Health Care - 1.0 %
 275,000  CIGNA Corp.                                                  $ 22,068,750
          Total Health Care Equipment & Services                       $147,626,504
          Pharmaceuticals & Biotechnology - 2.0 %
          Pharmaceuticals - 2.0 %
1,800,000 IVAX Corp. *                                                 $ 27,054,000
 934,000  Mylan Laboratories, Inc. (b)                                   15,532,420
  42,600  Pfizer, Inc.                                                    1,029,216
                                                                       $ 43,615,636
          Total Pharmaceuticals & Biotechnology                        $ 43,615,636
          Banks - 7.6 %
          Regional Banks - 4.8 %
 325,000  City National Corp.                                          $ 22,681,750
 475,000  KeyCorp                                                        15,874,500
 500,000  Marshall & Ilsley Corp.                                        21,405,000
 712,500  North Fork Bank Corp., Inc.                                    20,448,750
  51,720  Washington Banking Co.                                            977,508
  64,100  West Coast Bancorp Oregon                                       1,556,348
 325,000  Zions Bancorporation                                           22,041,500
                                                                       $104,985,356
          Thrifts & Mortgage Finance - 2.8 %
 375,000  Countrywide Financial Corp.                                  $ 13,875,000
 885,100  The PMI Group, Inc.                                            35,200,427
 488,300  Sovereign Bancorp, Inc.                                        11,103,942
  38,600  Washington Mutual, Inc.                                         1,557,510
                                                                       $ 61,736,879
          Total Banks                                                  $166,722,235
          Diversified Financials - 6.5 %
          Consumer Finance - 1.4 %
  50,000  White Mountains Insurance Group, Ltd.                        $ 29,550,000
          Asset Management & Custody Banks - 1.2 %
 825,000  Federated Investors, Inc.                                    $ 24,238,500
  41,900  Waddell & Reed Financial, Inc.                                    916,353
                                                                       $ 25,154,853
          Consumer Finance - 1.7 %
  52,000  MBNA Corp.                                                   $  1,382,160
2,149,600 Providian Financial Corp. *                                    35,855,328
                                                                       $ 37,237,488
          Investment Banking & Brokerage - 2.2 %
 838,300  A.G. Edwards, Inc.                                           $ 35,761,878
 675,000  Investment Technology Group, Inc. *                            13,439,250
                                                                       $ 49,201,128
          Total Diversified Financials                                 $141,143,469
          Insurance - 5.5 %
          Insurance Brokers - 2.3 %
 750,000  Platinum Underwriter Holdings, Ltd.                          $ 22,147,500
 700,000  Willis Group Holdings, Ltd. (b)                                27,076,000
                                                                       $ 49,223,500
          Life & Health Insurance - 1.6 %
 175,000  Jefferson - Pilot Corp.                                      $  8,732,500
  10,700  Stancorp Financial Group, Inc.                                    909,500
1,450,000 UNUM Corp. (b)                                                 24,896,500
                                                                       $ 34,538,500
          Property & Casualty Insurance - 1.7 %
 175,000  Ambac Financial Group, Inc.                                  $ 13,454,000
 500,000  Safeco Corp.                                                   23,150,000
                                                                       $ 36,604,000
*         Total Insurance                                              $120,366,000
          Software & Services - 4.5 %
          Application Software - 1.7%
 126,200  Captaris, Inc. *                                             $    619,642
  25,900  Intuit, Inc. *                                                  1,010,100
  15,500  Microsoft Corp.                                                   407,340
 525,000  Symantec Corp. *                                               12,258,750
 850,000  Veritas Software Corp. *                                       21,862,000
                                                                       $ 36,157,832
          Data Processing & Outsourced Services - 2.8 %
1,580,000 The BISYS Group, Inc. *                                      $ 24,284,600
  26,200  Fiserv, Inc. *                                                  1,002,150
1,375,000 SunGard Data Systems, Inc. *                                   36,973,750
                                                                       $ 62,260,500
          Systems Software - 0.0 %
  33,960  Netiq Corp. *                                                $    399,370
  63,800  WatchGuard Technologies, Inc. *                                   259,028
                                                                       $    658,398
          Total Software & Services                                    $ 99,076,730
          Technology Hardware & Equipment - 7.6 %
          Communications Equipment - 2.0 %
 937,400  Century Telephone Enterprises, Inc.                          $ 30,559,240
 175,000  Scientific-Atlanta, Inc. *                                      5,304,250
1,259,600 Tellabs, Inc. *                                                 8,968,352
                                                                       $ 44,831,842
          Computer Hardware - 0.3 %
 200,000  NCR Corp. *                                                  $  6,836,000
          Computer Storage & Peripherals - 3.1 %
 725,000  Imation Corp.                                                $ 25,005,250
 600,000  Sandisk Corp. *                                                14,820,000
 900,000  Storage Technology Corp. *                                     28,341,000
                                                                       $ 68,166,250
          Electronic Equipment & Instruments - 1.0 %
1,200,000 Symbol Technologies, Inc.                                    $ 21,960,000
  50,200  Ingram Micro, Inc. *                                              927,696
 325,000  W.W. Grainger, Inc.                                            19,893,250
                                                                       $ 19,893,250
          Technology Distributors - 1.2 %
 406,000  Fisher Scientific International Inc. *                       $ 25,638,900
  30,000  Tektronix, Inc.                                                   864,600
                                                                       $ 26,503,500
          Total Technology Hardware & Equipment                        $166,230,842
          Semiconductors - 0.2 %
          Semiconductor Equipment - 0.1 %
  43,400  FEI Co. *                                                    $    874,944
          Semiconductors - 0.1 %
  65,000  Intel Corp.                                                  $  1,459,250
  65,000  Micron Technology, Inc. *                                         676,650
  89,800  Triquint Semiconductor Inc. *                                     303,524
                                                                       $  2,439,424
          Total Semiconductors                                         $  3,314,368
          Telecommunication Services - 0.1 %
          Integrated Telecommunication Services - 0.1 %
  37,000  SBC Communications, Inc.                                     $    879,120
  26,400  Verizon Communications, Inc.                                      939,575
                                                                       $  1,818,695
          Total Telecommunication Services                             $  1,818,695
          Utilities - 5.8 %
          Electric Utilities - 4.5 %
  81,900  Avista Corp.                                                 $  1,447,173
 450,000  Constellation Energy Group                                     22,500,000
 350,000  Entergy Corp.                                                  24,332,000
 375,000  NSTAR                                                          21,105,000
 834,100  PG&E Corp. *                                                   29,193,500
                                                                       $ 98,577,673
          Multi-Utilities & Unregulated Power - 1.3 %
2,200,000 Reliant Energy *                                             $ 27,390,000
          Total Utilities                                              $125,967,673
          TOTAL COMMON STOCKS
          (Cost   $1,711,595,790)                                      $2,103,685,821

          TEMPORARY CASH INVESTMENTS - 1.1%
          Repurchase Agreement - 1.1%
24,900,000UBS Warburg, Inc., 2.44%, dated 2/1/05, repurchase price $24,900,000 including accrued interest on 2/1/05, collateralized by U.S. Treasury Bill,
          2.375%, 8/31/06                                              $ 24,900,000

          TOTAL TEMPORARY CASH INVESTMENTS                             $ 24,900,000
          (cost $24,900,000)

          TOTAL INVESTMENTS IN SECURITIES - 97.3%                       2,128,585,821
          (Cost   $1,736,495,790)
          OTHER ASSETS AND LIABILITIES - 2.7%                            58,691,347

          TOTAL NET ASSETS                                             $2,187,277,168


        * Non-income producing security.

          At 1/31/04, the net unrealized gain on investments based on cost for federal income tax purposes of $1,738,638,031 was as follows:

          Aggregate gross unrealized gain for all investments in which there is an excess
              of value over tax cost                                   $      408,402,972

          Aggregate gross unrealized loss for all investments in which there is an excess
               of tax cost over value                                  $      (18,455,182)

            Net unrealized gain                                        $      389,947,790



        (bAt January 31, 2005, the following securities were out on loan:

 Shares                             Security                            Market Value

 135,405  American Greetings Corp.                                     $  3,268,677
2,564,940 Blockbuster, Inc.                                              23,494,850
 887,269  Mylan Laboratories, Inc.                                       14,755,283
 544,808  Regal Entertainment Group                                      10,841,679
 105,764  BJ'S Wholesale Club, Inc.                                       3,025,908
  93,000  UNUM Corp.                                                      1,596,810
  86,263  Willis Group Holdings, Ltd.                                     3,336,653
          Total                                                        $ 60,319,860


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.